Employee Benefit Costs - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Wages and salaries	£ 2,315	£ 2,277	£ 2,651
Social security costs	185	194	223
Other pension and retirement benefit costs (note 15)	139	182	227
Share-based payments - equity and cash-settled (note 28)	78	91	120
Employee benefit costs	£ 2,717	£ 2,744	£ 3,221